Subsequent Events (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended		2 Months Ended	4 Months Ended	3 Months Ended		1 Months Ended
	Jan. 17, 2012	Dec. 31, 2012	Apr. 19, 2013	Mar. 06, 2013 First DP2 Suezmax Shuttle Tanker Financing [Member]	Apr. 22, 2013 Second DP2 Suezmax Shuttle Tanker Financing [Member]	Mar. 31, 2013 Third DP2 Suezmax Shuttle Tanker Financing [Member]	Apr. 04, 2013 LNG Carrier [Member]	Jan. 31, 2013 La Prudencia [Member]
Subsequent events [Line Items]
Prepayment of loan		$ 156,794
Loan facility amount drawn down	28,358	83,558		46,000	46,000			20,352
Payments for vessels under construction						$ 4,500	$ 10,480
Quarterly dividend per share			$ 0.05